UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.): [     ] is a restatement.
                                 [     ] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:		Capital Management Associates
Address:	140 Broadway
		44th Floor
		New York, NY  10005

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name 	Joseph A. Zock
Title:	Managing Director
Phone:	212-320-2000
Signature, Place, and Date of Signing:

Joseph A. Zock	New York, New York  April 28, 1999

Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.
[  ]	13F NOTICE.
[  ]	13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



FORM 13F SUMMARY PAGE





Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:



List of Other Included Mangers:

No. 13F File Number	Name









Capital Management Associates
FORM 13F
March 31, 1999

					                               Title                                   Investment Discretion
	                                                                           	Voting Authority
 				                               		Of
Security                            Class  CUSIP     Market Value Quantity Sole 	Share other
	Managers 	Sole               Share  None

Common Stock

APACHE CORP.                        COM    037411105    17437116   669050x       	  669050
APPLIED MATLS INC COM               COM    038222105     7396331   119900x       	  119900
AVISTA CORP.                        COM    05379B107    14220375   875100x       	  875100
BARD (C.R.) INC.                    COM    067383109    17373197   344450x       	  344450
BMC SOFTWARE INC                    COM    055921100     4895956   132100x       	  132100
BRINKER INTERNATIONAL INC           COM    109641100    14796047   570450x       	  570450
CHIRON CORP.                        COM    170040109    14888981   678700x       	  678700
CKE RESTAURANTS INC.                COM    12561E105    12905637   653450x       	  653450
CMS ENERGY CORP                     COM    125896100    14449750   359000x       	  359000
COMVERSE TECHNOLOGY INC.            COM    205862402     7662750    90150x       	   90150
COOPER CAMERON CORP                 COM    216640102    17174625   507000x       	  507000
DEERE & CO                          COM    244199105    17746256   459450x       	  459450
DELUXE CORP                         COM    248019101    15535275   533400x       	  533400
ELECTRONIC ARTS INC                 COM    285512109    15347535   323106x       	  323106
FIRST TENNESSEE NATL CORP.          COM    337162101    15334887   418700x            418700
HALLIBURTON CO                      COM    406216101    17142125   445250x            445250
HANNA M A CO                        COM    410522106    14075556  1098580x           1098580
HELIX TECHNOLOGY CORP               COM    423319102    11019262   716700x            716700
IDACORP INC.                        COM    451107106    14370416   488167x            488167
IPALCO ENTERPRISES                  COM    462613100     3395925   154800x            154800
IVAX CORP                           COM    465823102    15279469  1293500x           1293500
KLA-TENCOR CORP                     COM    482480100     5533697   113950x            113950
LEGATO SYSTEMS                      COM    524651106     7927019   153550x            153550
LSI LOGIC CORP                      COM    502161102    12439134   398850x            398850
MCCORMICK & CO-NON VTG SHRS         COM    579780206    15242400   525600x            525600
MERCK & CO INC                      COM    589331107     6187653    77225x             77225
MERRILL LYNCH & CO INC COM          COM    590188108      619500     7000x              7000
NATIONAL DATA CORP                  COM    635621105     9504600   226300x            226300
OFFICE DEPOT                        COM    676220106    17032191   454950x            454950
OUTDOOR SYSTEMS INC.                COM    690057104    17304000   576800x            576800
PAGING NETWORK INC.                 COM    695542100      386719    82500x             82500
PHILIP MORRIS COS INC               COM    718154107      207606     5900x              5900
SANDISK CORP                        COM    80004C101     6227500   235000x         	  235000
SEMPRA ENERGY                       COM    816851109    13609633   709297x            709297
SOUTHWEST AIRLINES                  COM    844741108    16055187   530750x            530750
STEWART ENTERPRISES                 COM    860370105    17964300  1118400x           1118400
SUMMIT BANCORP                      COM    866005101    16827525   431475x            431475
SYNOVUS FINL CORP                   COM    87161C105      728549    35539x             35539
TERADYNE INC                        COM    880770102     4831509    88550x             88550
TEXAS INDUSTRIES INC.               COM    882491103    14481816   583650x            583650
U S WEST INC                        COM    91273H101     8534687   155000x            155000
UNITED STATES FILTER CORP           COM    911843209    18460750   602800x            602800
WASTE MANAGEMENT INC. NEW           COM    94106L109      418234     9425x              9425
WILLIAMS COS INC.                   COM    969457100    18106800   458400x            458400

                                                       511078480